Condensed Parent Company Only Financial Statements (Condensed Statements Of Cash Flows) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 76,395,000	$ 53,538,000	$ 48,826,000
Depreciation and amortization	21,685,000
Loss (gain) on sale of assets	(42,000)
Derivative (gains) losses on swaps	874,000	1,911,000
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)
Other, net	7,319,000
Net Cash (Used in) Provided by Operating Activities	(12,188,000)
Cash received in excess of cash paid in acquisition	32,425,000
Proceeds from sale of premises and equipment	1,274,000
Purchases of premises and equipment	(32,825,000)
Net Cash (Used in) Provided by Investing Activities	(527,676,000)
Dividends paid to shareholders	(40,069,000)
Proceeds from long-term debt	24,086,000
Common stock issued	(39,203,000)	(181,140,000)	(328,980,000)
Repayments of long-term debt	(80,770,000)
Payments to repurchase common stock	(42,245,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	937,545,000
Net (decrease) increase in cash and cash equivalents	397,681,000
Cash and Cash Equivalents at Beginning of Period	573,296,000
Cash and Cash Equivalents at End of Period	970,977,000	573,296,000
IBERIABANK Corporation [Member]
Net income	76,395,000	53,538,000	48,826,000
Depreciation and amortization	4,926,000	1,071,000	(892,000)
Net income of subsidiaries	(28,599,000)	(70,983,000)	(72,616,000)
Noncash compensation expense	9,907,000	9,114,000	7,797,000
Loss (gain) on sale of assets	7,000		(3,000)
Derivative (gains) losses on swaps	2,000
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)	(1,454,000)	(637,000)
Other, net	(10,557,000)	(23,278,000)	(5,953,000)
Net Cash (Used in) Provided by Operating Activities	50,860,000	(31,992,000)	(23,478,000)
Cash received in excess of cash paid in acquisition	1,272,000
Proceeds from sale of premises and equipment	5,000	10,000	3,000
Purchases of premises and equipment	(4,173,000)	(3,655,000)	(4,586,000)
Capital contributed to subsidiary	(2,000,000)	(12,963,000)	(94,561,000)
Acquisition			(733,000)
Net Cash (Used in) Provided by Investing Activities	(4,896,000)	(16,608,000)	(99,877,000)
Dividends paid to shareholders	(40,069,000)	(38,558,000)	(34,412,000)
Proceeds from long-term debt
Common stock issued			328,980,000
Repayments of long-term debt	(2,867,000)	(13,500,000)
Costs of issuance of common stock
Payments to repurchase common stock	(42,245,000)	(43,219,000)	(1,500,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	(81,147,000)	(87,016,000)	295,336,000
Net (decrease) increase in cash and cash equivalents	(35,183,000)	(135,616,000)	171,981,000
Cash and Cash Equivalents at Beginning of Period	98,390,000	234,006,000	62,025,000
Cash and Cash Equivalents at End of Period	$ 63,207,000	$ 98,390,000	$ 234,006,000